REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 8,490	$ 5,150	$ 15,533	$ 10,143
Total Revenues	8,911	5,578	16,384	11,039
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	8,490	5,150	15,533	10,143
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,970	2,541	7,008	4,785
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	808	420	1,464	842
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	3,220	1,739	6,025	3,760
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	1,287	763	2,521	1,516
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(795)	(313)	(1,485)	(760)
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	439	441	887	930
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (18)	$ (13)	$ (36)	$ (34)